OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OTHER (INCOME) EXPENSE	OTHER (INCOME) EXPENSE

		Years ended December 31
(In millions of dollars)	Note	2024	2023

(Income) losses from associates and joint ventures	20	(8)	412
Other investment income (losses)		2	(50)

Total other (income) expense		(6)	362